Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Balance at beginning of period	€ 667,000	€ 223,678
Additions	144,367	538,085
Depreciation expenses	(91,373)	(94,763)
Balance at end of period	719,994	667,000
Cumulative depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance at beginning of period	(220,136)	(125,373)
Depreciation expenses	(91,373)	(94,763)
Balance at end of period	(311,509)	(220,136)
Cumulative Costs [member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance at beginning of period	887,136	349,051
Additions	144,367	538,085
Balance at end of period	€ 1,031,503	€ 887,136